SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 2,040	$ 1,280	$ 3,243	$ 1,558
Policyholder benefits and claims incurred	(1,133)	(1,148)	(1,875)	(1,253)
Operating expenses excluding transactions costs	(186)	(75)	(362)	(92)
Interest expense	(60)	(18)	(120)	(23)
Income tax recovery (expense)	(13)	3	(2)	(2)
Deferred income tax expense			2	(11)
Net income	360	25	267	181
Operating Segments
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	1,202	1,233	2,099	1,342
Other net investment income, including funds withheld	594	166	1,025	253
Total revenues	1,796	1,399	3,124	1,595
Benefits paid on insurance contracts, net				0
Policyholder benefits and claims incurred	(1,117)	(1,196)	(1,820)	(1,335)
Other insurance and reinsurance expenses	(299)	(90)	(594)	(128)
Operating expenses excluding transactions costs				0
Operating expenses excluding transactions costs	(159)	(49)	(319)	(57)
Interest expense	(25)	(10)	(48)	(16)
Income tax recovery (expense)	(8)	1	(14)	1
Net income	188	55	329	60
Operating Segments | Direct Insurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	709	223	1,431	223
Other net investment income, including funds withheld	455	101	764	101
Total revenues	1,164	324	2,195	324
Benefits paid on insurance contracts, net				0
Policyholder benefits and claims incurred	(590)	(170)	(1,096)	(170)
Other insurance and reinsurance expenses	(240)	(62)	(476)	(62)
Operating expenses excluding transactions costs				0
Operating expenses excluding transactions costs	(152)	(44)	(302)	(44)
Interest expense	(24)	(5)	(47)	(5)
Income tax recovery (expense)	(8)	1	(14)	1
Net income	150	44	260	44
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	0	0	0	0
Other net investment income, including funds withheld	90	41	169	94
Total revenues	90	41	169	94
Benefits paid on insurance contracts, net				0
Policyholder benefits and claims incurred	0	0	0	0
Other insurance and reinsurance expenses	(59)	(28)	(113)	(66)
Operating expenses excluding transactions costs				0
Operating expenses excluding transactions costs	(2)	(2)	(7)	(7)
Interest expense	(1)	(5)	(1)	(11)
Income tax recovery (expense)	0	0	0	0
Net income	28	6	48	10
Operating Segments | Pension Risk Transfer
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	493	1,010	668	1,119
Other net investment income, including funds withheld	49	24	92	58
Total revenues	542	1,034	760	1,177
Benefits paid on insurance contracts, net				0
Policyholder benefits and claims incurred	(527)	(1,026)	(724)	(1,165)
Other insurance and reinsurance expenses	0	0	(5)	0
Operating expenses excluding transactions costs				0
Operating expenses excluding transactions costs	(5)	(3)	(10)	(6)
Interest expense	0	0	0	0
Income tax recovery (expense)	0	0	0	0
Net income	10	5	21	6
Segment Reconciling Items
Segment Reporting Information [Line Items]
Depreciation expense	(5)	(3)	(10)	(3)
Deferred income tax expense	(11)	(7)	2	(11)
Transaction costs	(5)	(20)	(9)	(24)
Net investments gains and losses, including funds withheld	291	9	146	107
Unrealized mark to market within insurance contracts	(68)		(147)	59
Other corporate activities	$ (30)	$ (9)	$ (44)	$ (7)